Long-Term Loans	12 Months Ended
Dec. 31, 2022
Long-term loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans
23.
LONG-TERM LOANS

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Secured bank loans (Note 40)	$1,600	$1,600

The annual interest rates of bank loans were as follows:

	December 31
	2021	2022
Secured bank loans	0.89%	1.80%

LED obtained a secured loan from Chang Hwa Bank in September 2010. Interest is paid monthly. $300 million and $1,350 million were originally due in December 2014 and September 2015, respectively. In October 2014, the bank borrowing mentioned above was extended to September 2018 for one time repayment. LED made an early repayment of $50 million in April 2015. LED entered into a contract with Chang Hwa Bank to renew the contract upon the maturity of the aforementioned contract in December 2017 and the due date of the renewed contract is September 2021. Furthermore, LED entered into another contract with Chang Hwa Bank to renew the contract upon the maturity of the aforementioned contract in August 2021 and the due date of the renewed contract is September 2024.